Employees Benefit Expenses	6 Months Ended
Jun. 30, 2025
Employees Benefit Expenses [Abstract]
EMPLOYEES BENEFIT EXPENSES
25	EMPLOYEES BENEFIT EXPENSES

	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Wages and salaries	7,064,194	8,859,937	2,103,149
Defined contribution plans	593,912	468,993	111,328
Share-based compensation awards	-	1,644,554	390,380
Directors’ fees	10,672,584	14,748,787	3,501,030
Other short-term benefits	47,320	37,242	8,841
Total	18,378,010	25,759,513	6,114,728